BMW Vehicle Owner Trust 2024-A

Accrued Interest Date:	5/27/25	Collection Period Ending:	5/31/25
Current Payment Date:	6/25/25	Period:	12

Balances

	Initial	Beginning of Period	End of Period
Pool Balance	$1,909,993,688.45	$1,168,431,939.81	$1,114,192,928.52
Yield Supplement Overcollateralization Amount	$115,121,892.40	$55,515,841.46	$51,775,864.47
Adjusted Pool Balance	$1,794,871,796.05	$1,112,916,098.36	$1,062,417,064.05
Reserve Account	$4,487,179.49	$4,487,179.49	$4,487,179.49
Overcollateralization	$44,871,796.05	$44,871,794.90	$44,871,794.90

Notes				Ratio
Class A-1 Notes	$363,000,000.00	-	-	0.0%

Class A-2a Notes	$320,500,000.00	$161,022,151.73	$135,772,634.57	13.3%

Class A-2b Notes	$320,500,000.00	$161,022,151.73	$135,772,634.58	13.3%

Class A-3 Notes	$641,000,000.00	$641,000,000.00	$641,000,000.00	63.0%

Class A-4 Notes	$105,000,000.00	$105,000,000.00	$105,000,000.00	10.3%
	$1,750,000,000.00	$1,068,044,303.46	$1,017,545,269.15	100.0%

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$5,273,905.08
Servicer Advances	164,280.57
Servicer Advance Reimbursement	168,269.14
Administrative Purchase Payment	0.00
Warranty Purchase Payment	3,942.00
Recoveries	24,564.78
Investment Earnings from Reserve Account	16,181.73
Investment Earnings from Collection Account	0.00
Total Available Interest	$5,314,605.02

Available Principal:
Principal Collection on Receivables

Receipts of Scheduled Principal	$34,324,963.21
Receipts of Pre-Paid Principal	19,217,909.38
Liquidation Proceeds	277,231.90
Administrative Purchase Payment	0.00
Warranty Purchase Payment	300,705.81

Total Available Principal	$54,120,810.30

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$59,435,415.32

Distributions:
Servicing Fees	$973,693.28
Non-recoverable Servicer Advance Reimbursement	14,501.20
Noteholder's Accrued and Unpaid Interest	4,539,981.52
First Priority Principal Distribution Amount to Noteholders	5,627,239.41
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	44,871,794.90

Amounts paid to Indenture Trustee, Owner Trustee and Asset	8,000.00
Representations Reviewer (subject to annual cap)
Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	3,400,205.01

Total Distributions	$59,435,415.32

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$1,168,431,939.81
Monthly Principal Received
Regular Principal Received	$34,324,963.21
Prepaid Principal Received	19,217,909.38
Liquidation Proceeds	277,231.90
Principal Balance Allocable to Gross Charge-offs	118,200.99
Principal Portion of Repurchased Receivables	300,705.81
Total Monthly Principal Amounts	$54,239,011.29

Ending Receivable Principal Balance	$1,114,192,928.52

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to	-
payments on current Payment Date:
Amount due and payable to Indenture Trustee after giving effect to	0.00
payments on current Payment Date:

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to	$3,000.00
payments on current Payment Date:
Amount due and payable to Owner Trustee after giving effect to	0.00
payments on current Payment Date:

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before	$5,000.00
giving effect to payments on current Payment Date:
Amount due and payable to Asset Representations Reviewer after	0.00
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes	5.51200%	$0.00	0.00
Class A-2a Notes	5.42000%	$727,283.39	2.27
Class A-2b Notes	4.66197%	$604,714.80	1.89
Class A-3 Notes	5.18000%	$2,766,983.33	4.32
Class A-4 Notes	5.04000%	$441,000.00	4.20
		$4,539,981.52

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2a Notes	$161,022,151.73	$25,249,517.16	$135,772,634.57	78.78	0.42
Class A-2b Notes	$161,022,151.73	$25,249,517.15	$135,772,634.58	78.78	0.42
Class A-3 Notes	$641,000,000.00	-	$641,000,000.00	0.00	1.00
Class A-4 Notes	$105,000,000.00	-	$105,000,000.00	0.00	1.00
	1,068,044,303.46	50,499,034.31	1,017,545,269.15

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	55,515,841.46
Beginning Period Amount	55,515,841.46
Current Distribution Date Required Amount	51,775,864.47
Current Period Release	3,739,976.99
Ending Period Amount	51,775,864.47

Reserve Account

Beginning Period Required Amount	$4,487,179.49
Beginning Period Amount	4,487,179.49
Net Investment Earnings	16,181.73
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	4,487,179.49
Release to Depositor	16,181.73
Ending Period Amount	$4,487,179.49

Overcollateralization

Beginning Period Overcollateralization Amount	$44,871,794.90
Target Overcollateralization Amount	$44,871,794.90
Ending Period Over Collateralization Amount	$44,871,794.90
Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Receivables	38,176	37,206
Weighted Average Remaining Term	41.67	40.84
Weighted Average Annual Percentage Rate	5.48%	5.50%

Delinquencies as of the end of the Current Period	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	114	$4,739,925.95	0.43%
60-89 Days	40	1,962,949.77	0.18%
90-119 Days	11	388,451.50	0.03%
120+ Days	5	338,011.92	0.03%

Total 30+ Days Past Due as of the end of the current period	170	$7,429,339.14	0.67%
Total 60+ Days Past Due as of the end of the current period	56	$2,689,413.19	0.24%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period	0.67%
Total 30+ Days Past Due as of the end of the 2nd preceding period	0.73%
Total 30+ Days Past Due as of the end of the 3rd preceding period	0.60%

Repossessions	Units	Dollar Amount
Beginning Period Repossessed Receivables Balance	25	1,386,825.53
Ending Period Repossessed Receivables Balance	24	1,311,629.95
Principal Balance of 90+ Day Repossessed Vehicles	4	307,083.93

Write-offs as of the end of the Current Period	Units	Dollar Amount

Gross Principal Write-offs	7	118,200.99
Recoveries	7	24,564.78
Net Write-Offs		93,636.21
Cumulative Net Write-offs	49	$988,924.25
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.09%
Charge Off Rate **		0.05%
Avg of Net Write-offs ***		$20,182.13

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	7	224,322.05
Recoveries	13	14,352.11
Net Write-Offs		209,969.94
Cumulative Net Write-offs	42	$895,288.04
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.07%
Charge Off Rate **		0.05%
Avg of Net Write-offs ***		$21,316.38

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	9	165,809.10
Recoveries	2	4,789.96
Net Write-Offs		161,019.14
Cumulative Net Write-offs	35	$685,318.10
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.05%
Charge Off Rate **		0.04%
Avg of Net Write-offs ***		$19,580.52

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	6	216,104.80
Recoveries	3	10,297.28
Net Write-Offs		205,807.52
Cumulative Net Write-offs	26	$524,298.96
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.04%
Charge Off Rate **		0.03%
Avg of Net Write-offs ***		$20,165.34

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable
Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.